Document and Entity Information	May 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity File Number	001-39029
Entity Registrant Name	MediaCo Holding Inc.
Entity Central Index Key	0001784254
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	84-2427771
Entity Address, Address Line One	395 Hudson St, Floor 7
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	1 (212)
Local Phone Number	229-9797
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	MDIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false